Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2014
Class of Stock [Line Items]
Schedule Of Preferred Stock
At December 31, 2014,  2013 and 2012, preferred stock consisted of the following:

	December 31, 2014		December 31,
	Shares Outstanding	Call Price	2014	2013	2012
			Par Value, plus premium, if applicable
			(In Thousands)
Cumulative $100 par value,
authorized 2,000,000 shares
4% Series	47,611	$118.00	$5,410	$5,410	$5,410
4.2% Series	19,331	103.00	1,933	1,933	1,933
4.6% Series	2,481	103.00	248	248	248
4.8% Series	21,930	101.00	2,193	2,193	2,193
5.65% Series	500,000	100.00	50,000	50,000	50,000
Total cumulative preferred stock	591,353		$59,784	$59,784	$59,784

Indianapolis Power And Light Company [Member]
Class of Stock [Line Items]
Schedule Of Preferred Stock
At December 31, 2014, 2013 and 2012, preferred stock consisted of the following:

	December 31, 2014		December 31,
	Shares Outstanding	Call Price	2014	2013	2012
			Par Value, plus premium, if applicable
			(In Thousands)
Cumulative $100 par value,
authorized 2,000,000 shares
4% Series	47,611	$118.00	$5,410	$5,410	$5,410
4.2% Series	19,331	103.00	1,933	1,933	1,933
4.6% Series	2,481	103.00	248	248	248
4.8% Series	21,930	101.00	2,193	2,193	2,193
5.65% Series	500,000	100.00	50,000	50,000	50,000
Total cumulative preferred stock	591,353		$59,784	$59,784	$59,784